BUSINESS ACQUISITIONS AND DIVESTITURES - MAUNA LOA NARRATIVE (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Apr. 05, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of business		$ 0	$ 0	$ 32,408
Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal of business	$ 2,667
Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations | Mauna Loa Macadamia Nut Corporation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of business	$ 32,408